Other gains and (losses) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Gains (losses) on financial instruments [abstract]
Net gain/(loss) on change in exchange rate on non-derivative foreign currency transactions/balance	$ 4,880,153	$ (1,424,689)	$ 663,538
Gain/ (loss) on sale of property, plant and equipment	28,411	(1,517)	2,973
Cumulative gain/(loss) reclassified from equity on sale of available for sale financial assets	0	0	14,090
Hedge ineffectiveness on cash flow hedges	0	0	0
Net gain/(loss) on revaluation/settlement of forward contracts not used for cash flow hedges	0	(86,722)	443,299
Net gain/(loss) on settlement of forward contracts used for cash flow hedges	0	0	0
Total	$ 4,908,564	$ (1,512,928)	$ 1,123,900